Provisions and Contingencies - Additional information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 01, 2022	Aug. 01, 2022	Apr. 01, 2022	Dec. 01, 2021	Dec. 01, 2017
Disclosure of contingent liabilities [line items]
Escrow deposits made under preliminary injunction	R$ 569,415	R$ 534,830
Provisions for lawsuits and administrative proceedings	93,416	108,761
Provisions for labor litigation filed by former employees	73,358	95,460
Possible contingency	3,601,865	3,310,603
Contingent liabilities for tax matters and social security	2,656,479	2,292,465
IPIContingency	182,446	178,422
Legal Proceedings Related To Icms	1,376,199	1,303,383
ICMS credits	201,408	209,611
Reversal of alleged non-payment	178,825	106,590
Reversal of inventory differences	302,143	295,163
Reversal of conditioned fruition of fiscal incentive	193,785	174,039
Offset claims and credit dis-allowances	759,469	578,097
Amortization of goodwill paid on acquisition of subsidiary	233,805	218,589
Contingent liabilities for civil, environmental and regulatory claims	690,052	771,695
Penalty on Ultragaz	35,617	34,162
Contingent liabilities for labor matters	255,334	246,443
Surcharge on non-essential products	R$ 246,336	219,218
Subsidiary IPP [member]
Disclosure of contingent liabilities [line items]
Surcharge rate on non-essential products	2.00%
Subsidiary IPP [member] | Receivables Investment Fund (“FIDC”)
Disclosure of contingent liabilities [line items]
Percentage of receivables from an action for damages as contingent asset	90.00%
Action for damages as a contingent asset, initial fixed amount recognized	R$ 140,000
Action for damages as a contingent asset, amount received	60,000
Action for damages as contingent asset, remaining portion will be received	80,000
Cia Ultragaz [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities for civil, environmental and regulatory claims	255,290	233,426
Discontinued operations | Oxiteno S. A. Industria e Comercio [member]
Disclosure of contingent liabilities [line items]
Provision for indemnities					R$ 139,693
Provision for indemnities related to labor claims					89,649
Provision for indemnities related to civil claims					17,575
Provision for indemnities related to tax claims					R$ 32,469
Discontinued operations | Extrafarma [member]
Disclosure of contingent liabilities [line items]
Provision for indemnities				R$ 11,126
Provision for indemnities related to labor claims				5,864
Provision for indemnities related to civil claims				472
Provision for indemnities related to tax claims				R$ 4,790
Chevron and subsidiary IPP [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities for civil, environmental and regulatory claims	292
Liability provisions	26,010	R$ 19,724	R$ 100,548			R$ 101,267	R$ 198,900
Contingent liabilities for labor matters	2,381
Contingent liabilities for tax assessments on sales	R$ 23,337